Dividends - Summary of Final and Interim Dividend Per Share and Amount (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Feb. 03, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Dividends [Abstract]
Final dividend in respect of the prior year, per share		£ 0.1078	£ 0.1055	£ 0.1055
Interim dividend in respect of the current year, per share		0.0462	0.0462	0.0485
Total dividend per share	£ 0.0462	£ 0.154	£ 0.1517	£ 0.154
Final dividend in respect of the prior year, amount		£ 1,064	£ 1,045	£ 1,044
Interim dividend in respect of the current year, amount		457	458	480
Total dividend paid amount		£ 1,521	£ 1,503	£ 1,524